Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income before income taxes and income tax expense (benefit) were as follows:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Income before income taxes
U.S.	$9,330	$7,786	$6,738
Foreign	187	123	127
Total	$9,517	$7,909	$6,865

Income tax expense (benefit)
Current tax expense (benefit)
U.S. Federal	$1,183	$1,252	$1,418
U.S. State and local	394	279	482
Foreign	36	20	16
Total current tax expense (benefit)	1,613	1,551	1,916
Deferred tax expense (benefit)
U.S. Federal	209	(5)	(342)
U.S. State and local	99	35	(183)
Foreign	—	(1)	16
Total deferred tax expense (benefit)	308	29	(509)
Total income tax expense (benefit)
U.S. Federal	1,392	1,247	1,076
U.S. State and local	493	314	299
Foreign	36	19	32
Total income tax expense (benefit)	$1,921	$1,580	$1,407

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense
A reconciliation of expected income tax expense at the U.S. federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Tax at U.S. Federal statutory tax rate	$1,999	21.0%	$1,661	21.0%	$1,442	21.0%
State income and local taxes, net of U.S. federal tax benefit(a)	446	4.7	320	4.0	266	3.9
Foreign tax effects	2	—	—	—	4.1
Effect of cross-border tax laws	11.1		6.1		(3)	—
Tax credits
Renewable energy	(378)	(4.0)	(230)	(2.9)	(119)	(1.7)
Other	(139)	(1.5)	(119)	(1.5)	(106)	(1.5)
Changes in valuation allowances	33.3		—	—	—	—
Nontaxable or nondeductible items
Tax-exempt income	(151)	(1.6)	(144)	(1.8)	(142)	(2.1)
Nondeductible legal and regulatory expenses	46.5		57.7		76	1.1
Other	32.3		35.4		34.5
Changes in unrecognized tax benefits	21.2		(65)	(.8)	(52)	(.8)
Other adjustments	(1)	—	59.7		7.1
Applicable income taxes	$1,921	20.2%	$1,580	20.0%	$1,407	20.5%
(a)The majority of this category (greater than 50 percent) consists of California state taxes, California and Minnesota state taxes and California, Minnesota and New York state taxes for 2025, 2024 and 2023, respectively.
Schedule of Components of Cash Paid for Income Taxes
The components of cash paid for income taxes were:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
U.S. Federal	$338	$355	$517
U.S. State and Local
California	120	85	44
New York	*	28	*
Other	50	15	64
Total U.S. State and local	170	128	108
Foreign	36	16	20
Total cash paid for income taxes	$544	$499	$645
* The amount of cash paid for income taxes was less than 5 percent of total cash paid for income taxes for all jurisdictions during the period.

Reconciliation of Changes Unrecognized Tax Positions
A reconciliation of the changes in the U.S. federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2025	2024	2023
Balance at beginning of period	$256	$350	$513
Additions for tax positions taken in prior years	8	32	141
Additions for tax positions taken in the current year	7	6	3
Exam resolutions	(3)	(131)	(302)
Statute expirations	(1)	(1)	(5)
Balance at end of period	$267	$256	$350

Significant Components of the Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2025	2024
Deferred Tax Assets
U.S. federal, state and foreign net operating loss, credit carryforwards and other carryforwards	$2,521	$2,772
Securities available-for-sale and financial instruments	2,168	3,129
Allowance for credit losses	2,068	2,086
Accrued expenses	638	767
Loans	622	869
Obligation for operating leases	349	341
Partnerships and other investment assets	321	264
Stock compensation	84	89
Fixed assets	38	—
Other deferred tax assets, net	331	383
Gross deferred tax assets	9,140	10,700
Deferred Tax Liabilities
Goodwill and other intangible assets	(1,272)	(1,362)
Leasing activities	(1,087)	(1,273)
Mortgage servicing rights	(760)	(789)
Right of use operating leases	(311)	(297)
Pension and postretirement benefits	(241)	(184)
Fixed assets	—	(28)
Other deferred tax liabilities, net	(48)	(125)
Gross deferred tax liabilities	(3,719)	(4,058)
Valuation allowance	(432)	(389)
Net Deferred Tax Asset	$4,989	$6,253